Goodwill and intangible assets, net - Future amortization (Details) € in Thousands	Dec. 31, 2020 EUR (€)
Goodwill and Intangible Assets Disclosure [Abstract]
Finite-Lived Intangible Assets, Amortization Expense, Next Twelve Months	€ 1
Finite-Lived Intangible Assets, Amortization Expense, Year Two	1
Finite-Lived Intangible Assets, Amortization Expense, Year Three	1
Finite-Lived Intangible Assets, Amortization Expense, Year Four	1
Finite-Lived Intangible Assets, Amortization Expense, Year Five	€ 1